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                                February 20, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attention: Filing Desk
           Stop 1-4


       Re:     Claymore Securities Defined Portfolios, Series 171
                             File No. 333-112575
                          -------------------------

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "REGISTRATION STATEMENT") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on February 19, 2004.

                                        CLAYMORE SECURITIES, INC.


                                        BY:/S/ NICHOLAS DALMASO
                                           -------------------------------------
                                           Senior Managing Director and General
                                           Counsel


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